FINANCIAL INSTRUMENTS - Additional Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of interest rate risk [line items]
Settle transactions in foreign currency of percentage	1.50%
Gain (loss) on financial borrowings	$ 715,697	$ 5,259,884
Amortised cost	464,113,275	441,936,034
Level 1
Disclosure of interest rate risk [line items]
Amortised cost	$ 303,941,493	$ 226,309,635
Secured Overnight Financial Rate
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 455,287
Average interest rate
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 40,612